Loan Servicing - Mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Valuation allowances
Balance at beginning of year			$ 428,030
Balances at end of year	56,969	73,392	428,030
Mortgage servicing assets, net	632,634	673,576
Mortgage servicing rights
Mortgage servicing rights
Balance, beginning of year	746,968	793,715
Additions	53,859	101,538
Amortization	(111,224)	(148,285)
Balance at end of year	689,603	746,968
Valuation allowances
Balance at beginning of year	73,392	129,279
Additions due to decreases in market value
Reduction due to increases in market value		(33,649)
Reduction due to payoff of loans	(16,423)	(22,238)
Balances at end of year	56,969	73,392
Mortgage servicing assets, net	632,634	673,576
Fair value disclosures
Fair value as of the beginning of the period	1,120,000	765,029
Fair value as of the end of the period	$ 979,699	$ 1,120,000